Significant accounting policies - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022
Accounting Policies [Line Items]
Low value assets	₩ 6
Subsidiary Shinhan Life Insurance | Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
Accounting Policies [Line Items]
Reinsurance contract liabilities		₩ 281,763
Shinhan EZ General Insurance, Ltd. | Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
Accounting Policies [Line Items]
Reinsurance contract liabilities		₩ 13,025